Note 5 - Common Stock (Detail) - Stock Based Compensation Fair Value Assumptions (Stock Options [Member])	0 Months Ended
Sep. 02, 2011
Stock Options [Member]
Risk-free interest rate	0.20%
Expected life of options (years)	2 years
Expected annualized volatility	246.00%